UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                         Washington, D.C.  20549

                                        FORM 13F

                                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Institutional Investment Manager Filing this Report:

Name:                         Cohen, Klingenstein & Marks Incorporated
Address:                      2112 Broadway
                              Suite 417
                              New York, NY  10023

13F File Number:              801-17119

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                George M. Cohen
Title:               Princial
Phone:               212-799-4880
Signature, Place, and Date of Signing:

George M. Cohen                   New York, New York    November 15, 1999

Report Type (Check only one.):

[ X]                 13F Holdings Report

[  ]                 13F Notice

[  ]                 13F Combination Report

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:             76888

Form 13F Information Table Value Total:        $3,277,065

                              Form 13F Information Table
                                        Value   Shares/  Investment Voting
   Name of Issuer    Title of  Cusip  (x$1000)           Discretion Authority

Abbott Labs          com      00282410   75,955 2,070,319 sole       sole
Adaptec Inc.         com      00651F10      369     9,300 sole       sole
ADC Telecomm.        com      00088610      217     5,170 sole       sole
Adobe Systems Inc.   com      00724010      363     3,200 sole       sole
Affymetrix Inc.      com      00826T10      714     7,250 sole       sole
Alkermes             com      01642T10      202     7,000 sole       sole
Allstate Corp.       com      02000210      791    31,700 sole       sole
Amerada Hess Corp.   com      02355110      316     5,158 sole       sole
America Online       com      02364J10      534     5,130 sole       sole
American Express     com      02581610    3,482    25,790 sole       sole
American Home Prod.  com      02660910   74,314 1,790,696 sole       sole
American Int'l Group com      02687410   13,544   155,787 sole       sole
Americredit Corp.    com      03060R10      173    11,600 sole       sole
Amgen Inc.           com      03116210  121,773 1,494,150 sole       sole
AT&T Corp.           com      00195710    1,180    27,130 sole       sole
AT&T Lbty Media A    com      87924V60      958    25,676 sole       sole
Automatic Data       com      05301510      234     5,250 sole       sole
Avon Products Inc.   com      05430310   50,846 2,049,228 sole       sole
Bank of Amer. Corp.  com      06605F10    3,193    57,330 sole       sole
Banta Corp.          com      06682110      301    13,500 sole       sole
Bea Systems          com      07332510      202     5,710 sole       sole
Becton, Dickinson    com      07588710   84,042 2,994,801 sole       sole
Bed, Bath & Beyond   com      07589610  105,267 3,013,017 sole       sole
Bell Atlantic Corp.  com      07785310      216     3,206 sole       sole
Berkshire Hathaway B com      08467020    1,275       687 sole       sole
Biogen Inc.          com      09059710      265     3,360 sole       sole
Biovail Corp. Int'l  com      09067K10      244     4,800 sole       sole
Boston Scientific    com      10113710   70,235 2,837,778 sole       sole
BP Amoco PLC         com      11088940      293     2,646 sole       sole
Bristol-Myers Squibb com      11012210   96,542 1,430,249 sole       sole
Burlington N SantaFe com      12189T10      693    25,200 sole       sole
Capital One Financialcom      14040H10      246     6,300 sole       sole
Cisco Systems Inc.   com      17275R10  123,912 1,807,281 sole       sole
Clear Channel Comm.  com      18450210      288     3,600 sole       sole
CMG Investments      com      12575010      205     2,000 sole       sole
CNET Inc.            com      12594510      923    16,480 sole       sole
Coca-Cola Co.        com      19121610   70,349 1,458,000 sole       sole
Cognex Corp.         com      19242210      226     7,480 sole       sole
Comair Holdings Inc. com      19978910      171    10,260 sole       sole
Comcast Cl A SPL     com      20030020      698    17,510 sole       sole
Comcast Corp. Cl 'A' com      20030010      256     7,110 sole       sole
Computer Assoc. Int. com      20491210  122,894 2,010,538 sole       sole
Computer Sciences    com      20536310      215     3,060 sole       sole
Compuware Corp       com      20563810   21,783   835,785 sole       sole
Conseco, Inc.        com      20846410   63,258 3,329,388 sole       sole
Delta and Pine Land  com      24735710      920    35,552 sole       sole
Dollar General       com      25666910  112,016 3,628,064 sole       sole
Donnelley (R.R.)     com      25786710      946    32,750 sole       sole
DSP Comm.            com      23332K10      219    11,500 sole       sole
Electronic Arts      com      28551210      383     5,290 sole       sole
Electronic Data Sys. com      28566110      362     6,830 sole       sole
Eli Lilly            com      53245710    4,288    66,800 sole       sole
EMC Corp.            com      26864810  111,518 1,562,420 sole       sole
Expeditors Int'l     com      30213010      257     8,000 sole       sole
Federated Dept. Str. com      31410H10      262     6,000 sole       sole
Franklin Resources   com      35461310   78,713 2,575,465 sole       sole
Fritz Cos Inc.       com      35884610      223    21,500 sole       sole
Gannett Co. Inc.     com      36473010    2,608    37,700 sole       sole
Gap Inc.             com      36476010   78,009 2,437,777 sole       sole
Gateway Inc.         com      36783310      414     9,400 sole       sole
General Electric     com      36960410    7,761    65,456 sole       sole
Gilead Sciences Inc. com      37555810      241     3,750 sole       sole
Glaxo Wellcome ADR   com      37733W10    3,697    71,100 sole       sole
GT Interactive       com      25666910       82    28,300 sole       sole
Guidant Corp         com      40169810      279     5,200 sole       sole
Healthsouth          com      42192410       65    10,600 sole       sole
Hewlett Packard      com      42823610      394     4,340 sole       sole
Immunex Corp.        com      45252810      269     6,200 sole       sole
Intel Corp.          com      45814010  112,860 1,518,725 sole       sole
Jabil Circuit Inc.   com      46631310      269     5,440 sole       sole
JDS Uniphase Corp.   com      46612J10      637     5,600 sole       sole
JLK Direct Dist.     com      46621C10      111    14,850 sole       sole
Johnson & Johnson    com      47816010    1,887    20,540 sole       sole
Kansas City So. Ind. com      48517010    1,786    38,400 sole       sole
LAM Research Corp.   com      51280710      520     8,530 sole       sole
Legato Systems Inc.  com      52465110      382     8,760 sole       sole
Mattel, Inc.         com      57708110   69,375 3,651,298 sole       sole
MBNA Corp.           com      55262L10   82,513 3,617,003 sole       sole
McDonald's Corp.     com      58013510  100,829 2,331,296 sole       sole
MCI Worldcom Inc.    com      55268B10   88,665 1,233,596 sole       sole
McKessonHBOC         com      58155Q10   76,447 2,636,098 sole       sole
Merck & Co.          com      58933110   89,325 1,378,205 sole       sole
Mercury Interactive  com      58940510      216     3,350 sole       sole
Microsoft Corp.      com      59491810      236     2,603 sole       sole
Mid Atlantic Medical com      59523C10      159    17,800 sole       sole
Nat'l Semiconductor  com      63764010      287     9,375 sole       sole
Network Appliance    com      64120L10      415     5,800 sole       sole
Nextlink Comm.       com      65566410      342     6,600 sole       sole
Nordstrom Inc.       com      66993010      994    36,798 sole       sole
Novacare Inc.        com      68389X10       60    50,250 sole       sole
Oracle Corp.         com      69917310  130,121 2,859,799 sole       sole
Parametric Tech.     com      71344810   74,083 5,487,666 sole       sole
PepsiCo Inc.         com      71676810    3,389   111,100 sole       sole
Petsmart Inc.        com      71815410       37    10,000 sole       sole
Pfizer, Inc.         com      73044810      210     5,865 sole       sole
Philip Morris        com      71815410      892    26,100 sole       sole
Pogo Producing       com      73044810      840    40,483 sole       sole
Primedia Inc.        com      74157K10      210    15,000 sole       sole
Providian Financial  com      74406A10   84,366 1,065,398 sole       sole
Psinet Inc.          com      74437C10      511    14,200 sole       sole
QRS Corp.            com      74726X10      308     4,800 sole       sole
Qualcomm Inc.        com      74752510      866     4,580 sole       sole
Rational Software    com      75409P20      211     7,200 sole       sole
Read-Rite Corp.      com      75524610       72    16,400 sole       sole
Safeguard Scientific com      78644910      474     6,976 sole       sole
SBC Communications   com      78387G10      219     4,280 sole       sole
Scientific-Atlanta   com      80865510      258     5,200 sole       sole
Seagate Technology   com      81180410   95,224 3,109,360 sole       sole
Sealed Air Corp.     com      81211510    1,868    36,400 sole       sole
Solectron Corp.      com      83418210      485     6,750 sole       sole
Sprint PCS Grp.      com      85206150  147,930 1,983,975 sole       sole
Stryker Corp.        com      86366710      317     6,200 sole       sole
Sun Microsystems     com      86681010      558     6,000 sole       sole
Tandy Corp.          com      87538210  116,827 2,260,250 sole       sole
Telefonos Mexico 'L' com      87940378      349     4,900 sole       sole
Telephone & Data     com      87943310      444     5,000 sole       sole
Tellabs Inc.         com      87966410      428     7,510 sole       sole
Time Warner Inc.     com      88731510    2,381    39,200 sole       sole
Tricon Global Rest.  com      89595310      512    12,510 sole       sole
U.S. Bancorp         com      90297310   82,515 2,733,431 sole       sole
Univisions Comm.     com      91490610      467     5,740 sole       sole
Vertex Pharma.       com      92532F10      208     6,700 sole       sole
Vitesse Semicon.     com      92849710      359     4,200 sole       sole
Walt Disney Co.      com      25468710    6,767   260,256 sole       sole
Washington Post 'B'  com      93964010    2,479     4,860 sole       sole
Waters Corp.         com      94184810      407     6,720 sole       sole
Western Digital      com      95810210       77    20,900 sole       sole
Xerox Corp.          com      98412110   75,493 1,800,129 sole       sole
Xilinx Inc.          com      98391910  297,512     4,540 sole       sole